Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Business and Basis of Presentation

NOTE 1—BUSINESS AND BASIS OF PRESENTATION

Business—Ubiquiti Networks, Inc. was incorporated in the State of California in 2003 as Pera Networks, Inc. In 2005 the Company changed its name to Ubiquiti Networks, Inc. and commenced its current operations. In June 2010, the Company was re-incorporated in Delaware.

Ubiquiti Networks, Inc. and its wholly owned subsidiaries (collectively, “Ubiquiti” or the “Company”) is a product driven company that leverages innovative proprietary technologies to deliver networking solutions to both startup and established network operators and service providers.

On October 13, 2011, the Company entered into an underwriting agreement for its initial public offering of common stock at $15.00 per share. The Company’s initial public offering closed on October 19, 2011. Immediately prior to the closing of the initial public offering, all outstanding shares of the Company’s preferred stock converted to common stock on a one for one basis.

The Company operates on a fiscal year ending June 30. In this Quarterly Report, the fiscal year ended June 30, 2013 is referred to as “fiscal 2013” and the fiscal year ending June 30, 2012 is referred to as “fiscal 2012.”

Basis of Presentation—The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) related to interim financial statements based on applicable Securities and Exchange Commission (“SEC”) rules and regulations. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. This information reflects all adjustments, which are, in the opinion of the Company, of a normal and recurring nature and necessary to state fairly the statements of financial position, results of operations and cash flows for the dates and periods presented. The June 30, 2012 balance sheet was derived from the audited financial statements as of that date. All significant intercompany transactions and balances have been eliminated.

These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the fiscal year ended June 30, 2012 included in its Annual Report on Form 10-K, as filed on September 28, 2012 with the SEC (the “Annual Report”). The results of operations for the three and nine months ended March 31, 2013 are not necessarily indicative of the results to be expected for any future periods.

NOTE 1—BUSINESS AND BASIS OF PRESENTATION

Business—Ubiquiti Networks, Inc. was incorporated in the State of California in 2003 as Pera Networks, Inc. and commenced its current operations in 2005 and changed its name to Ubiquiti Networks, Inc. at that time. In June 2010, the Company changed its state of incorporation to Delaware by merging with and into Ubiquiti Networks, Inc., a Delaware corporation. At the same time the Company completed a four-for-one forward stock split of its outstanding common stock, and a proportional adjustment to the existing conversion ratio for preferred stock Series A. On October 3, 2011, the Company completed a 2.5-for-one forward stock split to its common and preferred stock for all stockholders of record as of October 3, 2011. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect these forward stock splits and adjustment of the preferred stock conversion ratio.

Ubiquiti Networks, Inc. and its wholly owned subsidiaries (collectively, “Ubiquiti” or the “Company”) is a product driven company that leverages innovative proprietary technologies to deliver networking solutions to both startup and established network operators and service providers.

On October 13, 2011, the Company entered into an underwriting agreement for its initial public offering of its common stock at $15.00 per share, which closed on October 19, 2011. Immediately prior to the closing of the initial public offering, all outstanding shares of the Company’s preferred stock converted to common stock on a one for one basis.

The Company operates on a fiscal year ending June 30. In these notes, Ubiquiti refers to the fiscal years ended June 30, 2012, 2011 and 2010 as fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Basis of Presentation— The Company’s consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Ubiquiti and its wholly owned subsidiaries. The Company has wholly owned subsidiaries in Lithuania and Hong Kong. The Company’s Hong Kong subsidiary also operates a branch office in Taiwan. All material intercompany transactions and balances have been eliminated.